Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Segment Disclosures [Abstract]
Reconciliation of segment revenues and segment profit (loss)
				NGL &
	Northeast			Petchem
	G&P	Atlantic-Gulf	West	Services	Eliminations	Total

	(Millions)
2012
Segment revenues:
Service revenues
External	$168	$1,371	$1,067	$103	$-	$2,709
Internal	-	12	5	-	(17)	-
Total service revenues	168	1,383	1,072	103	(17)	2,709
Product sales
External	2	709	40	3,860	-	4,611
Internal	-	363	1,089	258	(1,710)	-
Total product sales	2	1,072	1,129	4,118	(1,710)	4,611
Total revenues	$170	$2,455	$2,201	$4,221	$(1,727)	$7,320
Segment profit (loss)	$(37)	$574	$980	$295	$-	$1,812
Less equity earnings (losses)	(23)	92	-	42	-	111
Segment operating income (loss)	$(14)	$482	$980	$253	$-	1,701
General corporate expenses						(184)
Operating income						$1,517
Other financial information:
Depreciation and amortization	$76	$381	$234	$23	-	$714

2011
Segment revenues:
Service revenues
External	$49	$1,332	$1,053	$83	$-	$2,517
Internal	-	-	4	-	(4)	-
Total service revenues	49	1,332	1,057	83	(4)	2,517
Product sales
External	-	606	11	4,580	-	5,197
Internal	-	531	1,622	56	(2,209)	-
Total product sales	-	1,137	1,633	4,636	(2,209)	5,197
Total revenues	$49	$2,469	$2,690	$4,719	$(2,213)	$7,714
Segment profit (loss)	$23	$585	$1,181	$246	$-	$2,035
Less equity earnings (losses)	(1)	90	-	53	-	142
Segment operating income (loss)	$24	$495	$1,181	$193	$-	1,893
General corporate expenses						(118)
Operating income						$1,775
Other financial information:
Depreciation and amortization	$5	$365	$236	$15	-	$621

2010
Segment revenues:
Service revenues
External	$2	$1,259	$1,015	$70	$-	$2,346
Internal	-	-	4	-	(4)	-
Total service revenues	2	1,259	1,019	70	(4)	2,346
Product sales
External	-	586	51	3,476	-	4,113
Internal	-	377	1,218	5	(1,600)	-
Total product sales	-	963	1,269	3,481	(1,600)	4,113
Total revenues	$2	$2,222	$2,288	$3,551	$(1,604)	$6,459
Segment profit (loss)	$-	$560	$934	$172	$-	$1,666
Less equity earnings (losses)	4	73	-	32	-	109
Segment operating income (loss)	$(4)	$487	$934	$140	$-	1,557
General corporate expenses						(130)
Operating income						$1,427
Other financial information:
Depreciation and amortization	$-	$345	$219	$14	-	$578

Total assets and investments by reporting segment
	Total Assets		Investments		Additions to Long-Lived Assets
	at December 31,		at December 31,		at December 31,
	2012	2011	2012	2011	2012	2011	2010

	(Millions)
Northeast G&P (1)	$4,745	$669	$511	$291	$3,909	$204	$172
Atlantic-Gulf	8,734	7,992	774	615	1,002	650	442
West	4,688	4,649	-	-	360	301	262
NGL & Petchem Services	1,500	1,229	515	477	282	103	27
Other corporate assets	409	461	-	-	16	25	11
Eliminations (2)	(367)	(328)	-	-	-	-	-
Total	$19,709	$14,672	$1,800	$1,383	$5,569	$1,283	$914

_______

  2012 increased primarily due to the Caiman and Laser Acquisitions. (See Note 2.)

  Eliminations primarily relate to the intercompany accounts receivable generated by our cash management program.